Note 6 - Property and Equipment - Summary of Property and Equipment (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Property and equipment, gross	$ 77,408	$ 72,738
Less accumulated depreciation and amortization	(26,109)	(23,760)
Property and equipment, net	51,299	48,978
Land and Land Improvements [Member]
Property and equipment, gross	15,150	14,823
Building and Building Improvements [Member]
Property and equipment, gross	47,026	44,596
Machinery and Equipment [Member]
Property and equipment, gross	5,469	5,005
Office Equipment [Member]
Property and equipment, gross	8,000	7,234
Vehicles [Member]
Property and equipment, gross	677	499
Construction in Progress [Member]
Property and equipment, gross	$ 1,086	$ 581